OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Revenue and Credits, Noncurrent [Abstract]
Schedule of Other Assets and Other Liabilities [Table Text Block]
	December 31,
	2015	2014

Provision for warranty	$180	$208
Deferred revenues	78	90

	$258	$298